Goodwill and intangible assets (Detail 1)	Dec. 31, 2019	Dec. 31, 2018
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.20%	3.20%
Discount rates current year	9.50%
Discount rates previous year		9.50%
Global Wealth Management ex Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.40%	3.00%
Discount rates current year	8.50%
Discount rates previous year		8.50%
Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.00%	2.70%
Discount rates current year	9.00%
Discount rates previous year		9.00%
Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.00%	3.50%
Discount rates current year	11.00%
Discount rates previous year		11.00%
UBS AG | Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.20%	3.20%
Discount rates current year	9.50%
Discount rates previous year		9.50%
UBS AG | Global Wealth Management ex Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.40%	3.00%
Discount rates current year	8.50%
Discount rates previous year		8.50%
UBS AG | Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.00%	2.70%
Discount rates current year	9.00%
Discount rates previous year		9.00%
UBS AG | Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.00%	3.50%
Discount rates current year	11.00%
Discount rates previous year		11.00%